Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	$ 12,335,239	$ 439,289	$ 11,805,505
Investments in joint ventures	471,434	16,789	279,702
Investments accounted for using the equity method	$ 12,806,673	$ 456,078	$ 12,085,207	$ 9,312,308